Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Invitation Homes Inc.

1717 Main Street

Suite 2000

Dallas, TX 75201

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Invitation Homes Inc. (the “Company” or the “Responsible Party”) and Deutsche Bank Securities Inc., J.P. Morgan Securities LLC, KeyBanc Capital Markets, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Raymond James & Associates, Inc., RBC Capital Markets, LLC, and Wells Fargo Securities, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the Invitation Homes 2018-SFR3 securitization (the “Transaction”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 1,733 Properties, which was selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets identified by the Company as being Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 600 13th Street NW, Suite 1000, Washington DC 20005-3005 T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the securitization offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the securitization offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and

(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Property Cut-Off Date” refers to April 30, 2018.

•	The phrase “Box” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Lease Review Date” refers to May 18, 2018.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Acquisition Month	Lease Start Date
Acquisition Year	Lease Expiration Date
Acquisition Type	Monthly Rent
Purchase Price

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Month, Acquisition Year, Acquisition Type, and Purchase Price Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Lease Expiration Date, and Monthly Rent Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic file entitled “IH 2018-3 Data Tape Full Model (cutoff as of 4.30.18) Master v5 PWC.xlsx”, containing selected attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being Properties that will collateralize the Transaction (the “Initial Data Tape”);

•	An electronic file entitled “IH 2018-3 Data Tape Full Model (cutoff as of 4.30.18) Master v13 PWC.xlsx”, containing selected attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being Properties that will collateralize the Transaction (the “Interim Data Tape”);

•	An electronic file entitled “(6,662) Tied Out Final.xlsx”, containing selected attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being Properties that will collateralize the Transaction (the “Final Data Tape”);

•	An electronic file provided by the Company, entitled “IH 2018-3 Data Tape (Cutoff 4-30-18) PWC Tie-Out Sample MTM Validation.docx”, containing screenshots from the Company’s property management system evidencing the transaction history of each Property in the Month to Month Sample (as defined below) for the month of April 2018 (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on Box or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

•	An electronic file entitled “IH 2018-3_BPO Tie Out_Final.xlsx” (the “BPO File”);

•	A worksheet embedded in the Interim Data Tape entitled “MSA” (the “MSA Mapping File”);

•	A worksheet embedded in the Interim Data Tape entitled “Cost Basis” (the “Cost Basis File”);

•	An electronic file entitled “IH 2018-3 Vacant Property Schedule.xlsx” (the “Vacant Previous Rent Schedule”);

•	A worksheet embedded in the Interim Data Tape entitled “Underwriting Model S12” (the “Underwriting Model”);

•	An electronic file entitled “Copy of IH 2018-3 Data Tape 5.9.18 – Updated.xlsx” (the “Property Tax File”);

•	An electronic file entitled “Insurance Estimate 2018.xlsx” (the “Insurance File”); and

•	An electronic file entitled “Monthly HOA Reporting Template – IH 2018-3.xlsx” (the “HOA File”).

Procedures Performed

1.	Using the Initial Data Tape, we randomly selected 1,733 Properties (the “Initial Sample Properties”) from the 6,662 Properties represented on the Initial Data Tape for review. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Initial Sample Properties to the Source Documents and noted the differences listed in Attachment 1 (the “Initial Purchase and Lease Discrepancies”).

2.	For each of the Initial Sample Properties, we compared the “Source Document Value” shown in the table in Attachment 1 for each Sample Attribute relating to the Initial Purchase and Lease Discrepancies to the corresponding Sample Attribute value in the Interim Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Interim Data Tape based on the sample size and results of the procedures performed.

3.	Using the Interim Data Tape, we randomly selected 1,733 Properties (the “Acquisition Type Sample Properties”) from the 4,929 Properties that were not included in the Initial Sample Properties represented on the Interim Data Tape for review. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Interim Data Tape based on the sample size and results of the procedures performed.

For each of the Acquisition Type Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Acquisition Type Sample Attribute as shown on the Interim Data Tape with the corresponding information in the applicable Source Documents provided by the Company and noted the following differences (the “Acquisition Type Discrepancies”):

#	Sample Attribute	Interim Data Tape Value	Source Document Value
1073	Acquisition Type	Bulk Sale	Non-Trustee
2071	Acquisition Type	Bulk Sale	Non-Trustee
2077	Acquisition Type	Bulk Sale	Non-Trustee
2078	Acquisition Type	Bulk Sale	Non-Trustee
5613	Acquisition Type	Non-Trustee	Bulk Sale
5574	Acquisition Type	Non-Trustee	Bulk Sale

4.	For each of the Properties included in the Final Data Tape provided by the Company, we performed the following procedures:

a)	For each Sample Attribute relating to the Acquisition Type Discrepancies, we compared the “Source Document Value” shown in the table in procedure 3 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences.

b)	For each Sample Attribute that did not have an Acquisition Type Discrepancy, we compared the Interim Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

5.	On the Final Data Tape, we identified 172 Properties where the MTM data attribute was equal to “1” (indicating a Property that was occupied on a month-to-month basis as of the Property Cut-Off Date). Of these 172 Properties, 44 of the Properties (the “Month to Month Sample Properties”) were part of the Initial Sample Properties included in the Final Data Tape provided by the Company. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that each of the Month to Month Sample Properties:

a)	Has an Occupancy Status of “Occupied” within the Final Data Tape;

b)	Has a Lease Expiration Date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of April 2018.

6.	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We noted no differences.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; or

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

/s/ PricewaterhouseCoopers LLP

June 7, 2018

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the MTM data attribute equals “0” (indicating a Property that was not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “1” (indicating a Property that was occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease Expiration Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Expiration Date procedure, for Properties where the MTM data attribute equals “0” (indicating a Property that was not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “1” (indicating a Property that was occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied”, we compared the Lease Expiration Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Monthly Rent

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the Monthly Rent procedure, for Properties where the MTM data attribute equals “0” (indicating a Property that was not occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to Box by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “1” (indicating a Property that was occupied on a month-to-month basis as of the Property Cut-Off Date), the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied,” compare the Monthly Rent Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

For the avoidance of doubt, for Properties located in the state of Arizona (identified by a prefix of “AZ” in the Property ID data attribute), administrative fees stated on the Relevant Lease Agreement have been added to the monthly base rent amount stated on the Relevant Lease Agreement, with this total then compared to the Monthly Rent Sample Lease Attribute. Additionally, for Properties where the MTM data attribute equals “Yes”, the month-to-month fee quoted in the Relevant Lease Agreement has been removed from the monthly base rent amount stated on the Relevant Lease Agreement, with this amount then compared to the Monthly Rent Sample Lease Attribute.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement or bid receipt, as applicable, compare the Acquisition Type data attribute to “Bulk Sale”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compare the Acquisition Type data attribute to “Trustee”.

3)	If a purchase agreement or online marketplace receipt is available for the applicable property and only one property is listed in that purchase agreement, compare the Acquisition Type data attribute to “Non-Trustee”.

Sample Attribute: Acquisition Month

Tolerance Level: +/- 1 Month (considering the Acquisition Year data attribute)

Comparison Instructions:

1)	If a settlement statement is available, compare the Acquisition Month data attribute to information available in the settlement statement. If the Acquisition Month data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)	If a recorded deed is available, compare the Acquisition Month data attribute to information available in the recorded deed. If the Acquisition Month data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)	If a bid receipt is available, compare the Acquisition Month data attribute to information available in the bid receipt. If the Acquisition Month data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Month data attribute to information available in the purchase agreement.

Sample Attribute: Acquisition Year

Tolerance Level: N/A (refer to Acquisition Month tolerance)

Comparison Instructions:

1)	If a settlement statement is available, compare the Acquisition Year data attribute to information available in the settlement statement. If the Acquisition Year data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)	If a recorded deed is available, compare the Acquisition Year data attribute to information available in the recorded deed. If the Acquisition Year data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)	If a bid receipt is available, compare the Acquisition Year data attribute to information available in the bid receipt. If the Acquisition Year data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Year data attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compare the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compare the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compare the Purchase Price data attribute to information available in the purchase agreement.

4)	If multiple properties are listed on either, a) the settlement statement, b) the bid receipt, or c) the purchase agreement, and the relevant purchase price information is not disaggregated at the property level, then compare the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Field Name	Procedure	Calculation	Source File(s)	Comments
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

Address (Street)	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

County	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

Zip Code	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

Metropolitan Statistical Area (MSA – OMB)	Final Data Tape to Supplemental Data File electronic comparison	n/a	MSA Mapping File

Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

Purchase Price	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cost Basis File

Total Investment Basis	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cost Basis File

BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO File

Occupancy Status	Recalculate and compare	Recalculation: If both Lease Start Date and Lease Expiration Date are blank, then Vacant; otherwise, Occupied	Final Data Tape (Lease Start Date and Lease Expiration Date)

Original Length of Lease	Recalculate and compare	Recalculation: (Lease Expiration Date—Lease Start Date) / 30	Final Data Tape (Lease Start Date and Lease Expiration Date)	For the avoidance of doubt, the result of this recalculation has been rounded to the nearest whole number.

MTM	Recalculate and compare	Recalculation: If Lease Expiration Date is prior to the Property Cut-Off Date, then Yes; otherwise, No	Final Data Tape (Lease Expiration Date)	For the avoidance of doubt, Vacant properties are shown as blank.

Vacant –	Final Data Tape to Supplemental	n/a	Vacant Previous Rent

Field Name	Procedure	Calculation	Source File(s)	Comments
Previous rent	Data File electronic comparison		Schedule

ALA @ 70% LTV	Recalculate and compare	Recalculation: BPO Value * 70%	Final Data Tape (BPO Value)

Gross Potential Rent (Annual)	Recalculate and compare	Recalculation: (Monthly Rent + Vacant – Previous rent) * 12	Final Data Tape (Monthly Rent and Vacant – Previous rent)	For the avoidance of doubt, Monthly Rent is blank for vacant Properties.

Vacancy	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) * Economic Vacancy Assumption (%)	Final Data Tape (Gross Potential Rent (Annual)); Underwriting Model (Economic Vacancy Assumption (%))

Other Income	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Model (Other Income)

Total Revenue	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) + Vacancy + Other Income	Final Data Tape (Gross Potential Rent (Annual), Vacancy, Other Income)	For the avoidance of doubt, Vacancy is shown as a negative value in the Final Data Tape.

HOA Expense	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA File

Insurance Expense	Final Data Tape to Supplemental Data File electronic comparison	n/a	Insurance File

Property Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Tax File

Repairs & Maintenance	Recalculate and compare	Recalculation: Total SF * Annual Maintenance	Final Data Tape (Total SF); Underwriting Model (Annual Maintenance)

Turnover Expense	Recalculate and compare	Recalculation: (1 - Renewal Rate) * Maintenance Turnover * Total SF	Underwriting Model (Renewal Rate and Annual Maintenance); Final Data Tape (Total SF)

Leasing & Marketing Expense	Recalculate and compare	Recalculation: (((Gross Potential Rent (Annual) / 12) * 70%) * (1 - Renewal Rate)) + (((Gross Potential Rent (Annual) / 12) * 5%) * Renewal Rate)	Final Data Tape (Gross Potential Rent (Annual)); Underwriting Model (Renewal Rate)

G&A Expense	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Model (Property Level G&A)

Property Management	Recalculate and compare	Recalculation: (Gross Potential Rent (Annual) + Vacancy) * Property Management Expense	Final Data Tape (Gross Potential Rent (Annual), Vacancy); Underwriting Model (Property Management Expense)	For the avoidance of doubt, Vacancy is shown as a negative value in the Final Data Tape.

Field Name	Procedure	Calculation	Source File(s)	Comments
Total OpEx	Recalculate and compare	Recalculation: HOA Expense + Insurance Expense + Property Taxes + Repairs & Maintenance + Turnover Expense + Leasing & Marketing Expense + G&A Expense + Property Management	Final Data Tape (HOA Expense, Insurance Expense, Property Taxes, Repairs & Maintenance, Turnover Expense, Leasing & Marketing Expense, G&A Expense, Property Management)

NOI	Recalculate and compare	Recalculation: Total Revenue – Total OpEx	Final Data Tape (Total Revenue, Total OpEx)

Capex Reserve	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Model (Cap Ex Reserve)

NOI after CapEx	Recalculate and compare	Recalculation: NOI – Capex Reserve	Final Data Tape (NOI, Capex Reserve)

Attachment 1

#	Sample Attribute	Initial Data Tape Value	Source Document Value	#	Sample Attribute	Initial Data Tape Value	Source Document Value
1447	Acquisition Month	October	August	55	Purchase Price	$123,500.00	$123,538.55
1998	Acquisition Month	October	August	132	Purchase Price	$63,000.00	$70,000.00
4629	Acquisition Month	December	August	141	Purchase Price	$90,750.00	$95,000.00
5618	Acquisition Month	October	June	147	Purchase Price	$56,750.00	$65,000.00
290	Lease Expiration Date	December 17, 2017	December 31, 2018	149	Purchase Price	$64,750.00	$61,000.00
348	Lease Expiration Date	March 30, 2018	March 30, 2019	150	Purchase Price	$71,250.00	$58,000.00
833	Lease Expiration Date	February 03, 2018	February 03, 2019	159	Purchase Price	$58,250.00	$59,000.00
1347	Lease Expiration Date	January 05, 2018	January 05, 2019	169	Purchase Price	$78,000.00	$72,000.00
3086	Lease Expiration Date	December 21, 2018	December 21, 2019	170	Purchase Price	$74,250.00	$70,000.00
3179	Lease Expiration Date	March 31, 2018	March 31, 2019	764	Purchase Price	$708,100.39	$200,000.01
3189	Lease Expiration Date	January 31, 2018	January 31, 2019	1709	Purchase Price	$186,000.00	$196,000.00
3548	Lease Expiration Date	February 27, 2019	February 18, 2020	3421	Purchase Price	$88,605.00	$88,664.00
3636	Lease Expiration Date	February 15, 2020	September 23, 2019	3435	Purchase Price	$47,124.00	$50,797.00
4399	Lease Expiration Date	April 16, 2019	April 16, 2020	3441	Purchase Price	$59,985.00	$60,033.00
4480	Lease Expiration Date	April 27, 2018	April 27, 2019	3584	Purchase Price	$55,895.47	$30,349.00
5799	Lease Expiration Date	February 11, 2018	February 11, 2019	3645	Purchase Price	$91,290.29	$87,186.00
290	Lease Start Date	December 18, 2016	December 18, 2017	3646	Purchase Price	$87,989.29	$87,730.00
348	Lease Start Date	March 31, 2017	March 31, 2018	3649	Purchase Price	$99,259.57	$93,885.00
833	Lease Start Date	February 04, 2016	February 04, 2018	3656	Purchase Price	$81,717.29	$77,613.00
1347	Lease Start Date	January 06, 2017	January 06, 2018	3657	Purchase Price	$82,231.29	$78,127.00
3179	Lease Start Date	April 01, 2017	April 01, 2018	5465	Purchase Price	$91,000.00	$88,000.00
3189	Lease Start Date	February 01, 2017	February 01, 2018	5604	Purchase Price	$122,000.00	$105,100.00
4480	Lease Start Date	February 28, 2017	April 28, 2018	106	Monthly Rent	$1,538.53	$1,399.13
5799	Lease Start Date	February 12, 2016	February 12, 2018	348	Monthly Rent	$1,313.03	$1,426.80
290	Monthly Rent	$1,277.31	$1,493.15	1347	Monthly Rent	$1,364.00	$1,410.00
3179	Monthly Rent	$1,272.00	$1,323.00	4235	Monthly Rent	$1,079.00	$1,112.00
3189	Monthly Rent	$1,100.00	$1,166.00	5262	Monthly Rent	$1,942.00	$1,910.00
4480	Monthly Rent	$1,045.00	$1,071.00	5799	Monthly Rent	$2,942.00	$3,060.00
5034	Monthly Rent	$1,784.00	$1,908.00	100	Acquisition Type	Bulk Sale	Non-Trustee
629	Acquisition Type	Non-Trustee	Trustee	1076	Acquisition Type	Bulk Sale	Non-Trustee
973	Acquisition Type	Bulk Sale	Non-Trustee	1651	Acquisition Type	Bulk Sale	Non-Trustee
1044	Acquisition Type	Bulk Sale	Non-Trustee	5284	Acquisition Type	Trustee	Non-Trustee
1074	Acquisition Type	Bulk Sale	Non-Trustee	5315	Acquisition Type	Trustee	Non-Trustee
4971	Acquisition Type	Non-Trustee	Bulk Sale	5317	Acquisition Type	Trustee	Non-Trustee
5300	Acquisition Type	Trustee	Non-Trustee	5341	Acquisition Type	Trustee	Non-Trustee
5303	Acquisition Type	Trustee	Non-Trustee	5345	Acquisition Type	Trustee	Non-Trustee
5327	Acquisition Type	Trustee	Non-Trustee	5349	Acquisition Type	Trustee	Non-Trustee
5343	Acquisition Type	Trustee	Non-Trustee	5359	Acquisition Type	Trustee	Non-Trustee

#	Sample Attribute	Initial Data Tape Value	Source Document Value	#	Sample Attribute	Initial Data Tape Value	Source Document Value
5363	Acquisition Type	Trustee	Non-Trustee	5364	Acquisition Type	Trustee	Non-Trustee
5396	Acquisition Type	Trustee	Non-Trustee	5372	Acquisition Type	Trustee	Non-Trustee
5397	Acquisition Type	Trustee	Non-Trustee	5384	Acquisition Type	Trustee	Non-Trustee
5402	Acquisition Type	Trustee	Non-Trustee	5436	Acquisition Type	Trustee	Non-Trustee
5427	Acquisition Type	Trustee	Non-Trustee	5438	Acquisition Type	Trustee	Non-Trustee
5458	Acquisition Type	Trustee	Non-Trustee	5449	Acquisition Type	Trustee	Non-Trustee
5490	Acquisition Type	Trustee	Non-Trustee	5454	Acquisition Type	Trustee	Non-Trustee
5502	Acquisition Type	Trustee	Non-Trustee	5457	Acquisition Type	Trustee	Non-Trustee
5503	Acquisition Type	Trustee	Non-Trustee	5462	Acquisition Type	Trustee	Non-Trustee
5505	Acquisition Type	Trustee	Non-Trustee	5465	Acquisition Type	Trustee	Non-Trustee
5506	Acquisition Type	Trustee	Non-Trustee	5466	Acquisition Type	Trustee	Non-Trustee
5510	Acquisition Type	Trustee	Non-Trustee	5468	Acquisition Type	Trustee	Non-Trustee
5532	Acquisition Type	Trustee	Non-Trustee	5488	Acquisition Type	Trustee	Non-Trustee
5540	Acquisition Type	Trustee	Non-Trustee	5489	Acquisition Type	Trustee	Non-Trustee
5547	Acquisition Type	Trustee	Non-Trustee	5507	Acquisition Type	Trustee	Non-Trustee
5575	Acquisition Type	Trustee	Non-Trustee	5519	Acquisition Type	Trustee	Non-Trustee
5576	Acquisition Type	Trustee	Non-Trustee	5527	Acquisition Type	Trustee	Non-Trustee
5580	Acquisition Type	Trustee	Non-Trustee	5534	Acquisition Type	Trustee	Non-Trustee
5581	Acquisition Type	Trustee	Non-Trustee	5554	Acquisition Type	Trustee	Non-Trustee
5589	Acquisition Type	Trustee	Non-Trustee	5565	Acquisition Type	Trustee	Non-Trustee
5599	Acquisition Type	Trustee	Non-Trustee	5572	Acquisition Type	Trustee	Non-Trustee
5604	Acquisition Type	Trustee	Non-Trustee	5594	Acquisition Type	Trustee	Non-Trustee
5607	Acquisition Type	Trustee	Non-Trustee	5598	Acquisition Type	Trustee	Non-Trustee
5608	Acquisition Type	Trustee	Non-Trustee	5600	Acquisition Type	Trustee	Non-Trustee
5622	Acquisition Type	Trustee	Non-Trustee	5605	Acquisition Type	Trustee	Non-Trustee
5628	Acquisition Type	Trustee	Non-Trustee	5614	Acquisition Type	Trustee	Non-Trustee
5636	Acquisition Type	Trustee	Non-Trustee	5618	Acquisition Type	Trustee	Non-Trustee
5659	Acquisition Type	Trustee	Non-Trustee	5619	Acquisition Type	Trustee	Non-Trustee
5734	Acquisition Type	Trustee	Non-Trustee	5620	Acquisition Type	Trustee	Non-Trustee
5735	Acquisition Type	Trustee	Non-Trustee	5623	Acquisition Type	Trustee	Non-Trustee
5750	Acquisition Type	Trustee	Non-Trustee	5710	Acquisition Type	Trustee	Non-Trustee
5751	Acquisition Type	Trustee	Non-Trustee	5725	Acquisition Type	Trustee	Non-Trustee
5753	Acquisition Type	Trustee	Non-Trustee	5727	Acquisition Type	Trustee	Non-Trustee
5772	Acquisition Type	Trustee	Non-Trustee	5760	Acquisition Type	Trustee	Non-Trustee
5816	Acquisition Type	Trustee	Non-Trustee	5763	Acquisition Type	Trustee	Non-Trustee
5842	Acquisition Type	Trustee	Non-Trustee	5764	Acquisition Type	Trustee	Non-Trustee
5872	Acquisition Type	Trustee	Non-Trustee	5782	Acquisition Type	Trustee	Non-Trustee
5876	Acquisition Type	Trustee	Non-Trustee	5783	Acquisition Type	Trustee	Non-Trustee
5880	Acquisition Type	Trustee	Non-Trustee	5794	Acquisition Type	Trustee	Non-Trustee
5884	Acquisition Type	Trustee	Non-Trustee	5799	Acquisition Type	Trustee	Non-Trustee
5901	Acquisition Type	Trustee	Non-Trustee	5808	Acquisition Type	Trustee	Non-Trustee
5903	Acquisition Type	Trustee	Non-Trustee	5817	Acquisition Type	Trustee	Non-Trustee

#	Sample Attribute	Initial Data Tape Value	Source Document Value	#	Sample Attribute	Initial Data Tape Value	Source Document Value
5910	Acquisition Type	Trustee	Non-Trustee	5856	Acquisition Type	Trustee	Non-Trustee
5920	Acquisition Type	Trustee	Non-Trustee	5860	Acquisition Type	Trustee	Non-Trustee
5949	Acquisition Type	Trustee	Non-Trustee	5874	Acquisition Type	Trustee	Non-Trustee
5950	Acquisition Type	Trustee	Non-Trustee	5896	Acquisition Type	Trustee	Non-Trustee
5971	Acquisition Type	Trustee	Non-Trustee	5909	Acquisition Type	Trustee	Non-Trustee
5982	Acquisition Type	Trustee	Non-Trustee	5935	Acquisition Type	Trustee	Non-Trustee
5996	Acquisition Type	Trustee	Non-Trustee	5942	Acquisition Type	Trustee	Non-Trustee
6006	Acquisition Type	Trustee	Non-Trustee	5990	Acquisition Type	Trustee	Non-Trustee
6030	Acquisition Type	Trustee	Non-Trustee	6038	Acquisition Type	Trustee	Non-Trustee
6034	Acquisition Type	Trustee	Non-Trustee	6044	Acquisition Type	Trustee	Non-Trustee
6048	Acquisition Type	Trustee	Non-Trustee	6074	Acquisition Type	Trustee	Non-Trustee
6053	Acquisition Type	Trustee	Non-Trustee	6075	Acquisition Type	Trustee	Non-Trustee
6061	Acquisition Type	Trustee	Non-Trustee	6076	Acquisition Type	Trustee	Non-Trustee
6083	Acquisition Type	Trustee	Non-Trustee	6080	Acquisition Type	Trustee	Non-Trustee
6093	Acquisition Type	Trustee	Non-Trustee	6113	Acquisition Type	Trustee	Non-Trustee
6115	Acquisition Type	Trustee	Non-Trustee	6114	Acquisition Type	Trustee	Non-Trustee
6123	Acquisition Type	Trustee	Non-Trustee	6119	Acquisition Type	Trustee	Non-Trustee
6135	Acquisition Type	Trustee	Non-Trustee	6154	Acquisition Type	Trustee	Non-Trustee
6142	Acquisition Type	Trustee	Non-Trustee	6176	Acquisition Type	Trustee	Non-Trustee
6151	Acquisition Type	Trustee	Non-Trustee	6180	Acquisition Type	Trustee	Non-Trustee
6183	Acquisition Type	Trustee	Non-Trustee	6203	Acquisition Type	Trustee	Non-Trustee
6208	Acquisition Type	Trustee	Non-Trustee	6206	Acquisition Type	Trustee	Non-Trustee
6215	Acquisition Type	Trustee	Non-Trustee	6225	Acquisition Type	Trustee	Non-Trustee
6259	Acquisition Type	Trustee	Non-Trustee	6227	Acquisition Type	Trustee	Non-Trustee
6262	Acquisition Type	Trustee	Non-Trustee	6261	Acquisition Type	Trustee	Non-Trustee
6267	Acquisition Type	Trustee	Non-Trustee	6264	Acquisition Type	Trustee	Non-Trustee
6386	Acquisition Type	Trustee	Non-Trustee	6270	Acquisition Type	Trustee	Non-Trustee
6392	Acquisition Type	Trustee	Non-Trustee	6276	Acquisition Type	Trustee	Non-Trustee
6394	Acquisition Type	Trustee	Non-Trustee	6301	Acquisition Type	Trustee	Non-Trustee
6397	Acquisition Type	Trustee	Non-Trustee	6316	Acquisition Type	Trustee	Non-Trustee
6403	Acquisition Type	Trustee	Non-Trustee	6347	Acquisition Type	Trustee	Non-Trustee
6422	Acquisition Type	Trustee	Non-Trustee	6379	Acquisition Type	Trustee	Non-Trustee
6443	Acquisition Type	Trustee	Non-Trustee	6380	Acquisition Type	Trustee	Non-Trustee
6446	Acquisition Type	Trustee	Non-Trustee	6381	Acquisition Type	Trustee	Non-Trustee
6447	Acquisition Type	Trustee	Non-Trustee	6382	Acquisition Type	Trustee	Non-Trustee
6453	Acquisition Type	Bulk Sale	Non-Trustee	6391	Acquisition Type	Trustee	Non-Trustee
6456	Acquisition Type	Trustee	Non-Trustee	6396	Acquisition Type	Trustee	Non-Trustee
6485	Acquisition Type	Trustee	Non-Trustee	6409	Acquisition Type	Trustee	Non-Trustee
6502	Acquisition Type	Trustee	Non-Trustee	6458	Acquisition Type	Trustee	Non-Trustee
6580	Acquisition Type	Trustee	Non-Trustee	6465	Acquisition Type	Trustee	Non-Trustee
6584	Acquisition Type	Trustee	Non-Trustee	6491	Acquisition Type	Trustee	Non-Trustee
6587	Acquisition Type	Trustee	Non-Trustee	6500	Acquisition Type	Trustee	Non-Trustee

#	Sample Attribute	Initial Data Tape Value	Source Document Value	#	Sample Attribute	Initial Data Tape Value	Source Document Value
6594	Acquisition Type	Trustee	Non-Trustee	6537	Acquisition Type	Trustee	Non-Trustee
6595	Acquisition Type	Trustee	Non-Trustee	6540	Acquisition Type	Trustee	Non-Trustee
6597	Acquisition Type	Trustee	Non-Trustee	6570	Acquisition Type	Trustee	Non-Trustee
6601	Acquisition Type	Trustee	Non-Trustee	6571	Acquisition Type	Trustee	Non-Trustee
6609	Acquisition Type	Trustee	Non-Trustee	6577	Acquisition Type	Trustee	Non-Trustee
6622	Acquisition Type	Trustee	Non-Trustee	6602	Acquisition Type	Trustee	Non-Trustee
6630	Acquisition Type	Trustee	Non-Trustee	6613	Acquisition Type	Trustee	Non-Trustee
6635	Acquisition Type	Trustee	Non-Trustee	6615	Acquisition Type	Trustee	Non-Trustee
6642	Acquisition Type	Trustee	Non-Trustee	6616	Acquisition Type	Trustee	Non-Trustee
6660	Acquisition Type	Trustee	Non-Trustee	6634	Acquisition Type	Trustee	Non-Trustee
6661	Acquisition Type	Trustee	Non-Trustee	6647	Acquisition Type	Trustee	Non-Trustee